Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 27, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Valuation allowance		$ 3.5
Net operating loss carryforwards		$ 56.6			$ 38.0
Percentage of net operating loss carryover		100.00%
Income loss of generated		20 years
Net operating losses				$ 56.5
Net operating losses generated prior			$ 0.1
Net operating losses, description		The CARES Act temporarily allows the Company to carryback net operating losses arising in 2018, 2019 and 2020 to the five prior tax years.
Income taxable	80.00%
Net operating loss carryforwards		$ 26.2			44.8
Federal tax credit carryforwards		0.1
Tax credit carryforwards		$ 0.4			$ 0.2
Interest Income [Member]
Income Taxes (Details) [Line Items]
Percentage of net operating loss carryover		80.00%